7. FAIR VALUE MEASUREMENT (Details) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Assets
Cash Equivalents	$ 602,255	$ 808,772	$ 2,647,608	$ 1,914,877	$ 1,689,386
Marketable Securites
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Cash Equivalents	602,255
Marketable Securites
Significant Other Observable Inputs (Level 2)
Assets
Cash Equivalents
Marketable Securites
Significant Unobservable Inputs (Level 3)
Assets
Cash Equivalents
Marketable Securites